Share-based Compensation - Summary of Stock Options Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Stock Options (number)
Outstanding at the beginning of the period (in shares)	781,250
Exercised (in shares)	(209,403)	(470,700)
Outstanding at the end of the period (in shares)	571,847	781,250
Exercisable (in shares)	418,892
Weighted Average Price (C$)
Outstanding (in CAD per share)	$ 29.62	$ 29.60
Exercised (in CAD per share)	29.54
Exercisable (in CAD per share)	$ 30.76
Weighted Average Remaining Contractual Life (years)
Weighted Average Remaining Contractual Live (years) - Outstanding	3 years	4 years 1 month 6 days
Weighted Average Remaining Contractual Live (years) - Exercisable	2 years 7 months 6 days